Vanguard Intermediate-Term Treasury Fund

Schedule of Investments (unaudited)
As of April 30, 2019

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (93.1%)
U.S. Government Securities (88.6%)
United States Treasury Inflation Indexed
Bonds	0.125%	4/15/20	215,600	231,557
United States Treasury Inflation Indexed
Bonds	0.125%	4/15/22	129,000	132,762
United States Treasury Inflation Indexed
Bonds	0.125%	7/15/22	50,000	54,694
United States Treasury Inflation Indexed
Bonds	0.625%	4/15/23	50,000	51,280
United States Treasury Note/Bond	2.750%	9/15/21	2,600	2,630
United States Treasury Note/Bond	2.000%	10/31/22	15,000	14,873
United States Treasury Note/Bond	2.000%	11/30/22	31,000	30,734
United States Treasury Note/Bond	2.125%	12/31/22	30,000	29,869
United States Treasury Note/Bond	1.750%	1/31/23	18,000	17,674
United States Treasury Note/Bond	2.375%	1/31/23	68,000	68,276
United States Treasury Note/Bond	2.000%	2/15/23	49,250	48,788
United States Treasury Note/Bond	7.125%	2/15/23	10,000	11,747
United States Treasury Note/Bond	1.500%	2/28/23	39,000	37,921
United States Treasury Note/Bond	2.625%	2/28/23	80,000	81,075
United States Treasury Note/Bond	1.500%	3/31/23	89,500	86,955
United States Treasury Note/Bond	2.500%	3/31/23	25,000	25,226
United States Treasury Note/Bond	1.625%	4/30/23	53,000	51,708
United States Treasury Note/Bond	2.750%	4/30/23	38,000	38,701
United States Treasury Note/Bond	1.750%	5/15/23	108,000	105,840
United States Treasury Note/Bond	1.625%	5/31/23	75,000	73,125
United States Treasury Note/Bond	2.750%	5/31/23	90,000	91,687
United States Treasury Note/Bond	1.375%	6/30/23	38,000	36,658
United States Treasury Note/Bond	2.625%	6/30/23	60,000	60,853
United States Treasury Note/Bond	1.250%	7/31/23	20,000	19,181
United States Treasury Note/Bond	2.750%	7/31/23	85,900	87,565
United States Treasury Note/Bond	6.250%	8/15/23	10,000	11,611
United States Treasury Note/Bond	1.375%	8/31/23	35,000	33,709
United States Treasury Note/Bond	2.750%	8/31/23	72,000	73,418
United States Treasury Note/Bond	1.375%	9/30/23	15,000	14,435
United States Treasury Note/Bond	2.875%	9/30/23	30,000	30,750
United States Treasury Note/Bond	2.875%	10/31/23	30,000	30,769
United States Treasury Note/Bond	2.750%	11/15/23	105,000	107,133
United States Treasury Note/Bond	2.125%	11/30/23	20,000	19,869
United States Treasury Note/Bond	2.250%	12/31/23	23,000	22,968
United States Treasury Note/Bond	2.625%	12/31/23	55,000	55,834
United States Treasury Note/Bond	2.250%	1/31/24	38,000	37,941
United States Treasury Note/Bond	2.125%	2/29/24	52,000	51,618
United States Treasury Note/Bond	2.000%	4/30/24	37,000	36,491
United States Treasury Note/Bond	2.500%	5/15/24	77,000	77,770
United States Treasury Note/Bond	2.000%	5/31/24	15,000	14,789
United States Treasury Note/Bond	2.000%	6/30/24	19,000	18,727
United States Treasury Note/Bond	2.125%	7/31/24	41,000	40,641
United States Treasury Note/Bond	2.375%	8/15/24	55,018	55,207
United States Treasury Note/Bond	2.125%	9/30/24	22,500	22,286
United States Treasury Note/Bond	2.250%	10/31/24	23,500	23,423

United States Treasury Note/Bond	2.250%	11/15/24	50,200	50,012
United States Treasury Note/Bond	7.500%	11/15/24	10,000	12,662
United States Treasury Note/Bond	2.125%	11/30/24	30,000	29,695
United States Treasury Note/Bond	2.250%	12/31/24	34,000	33,867
United States Treasury Note/Bond	2.500%	1/31/25	44,000	44,399
United States Treasury Note/Bond	2.000%	2/15/25	158,000	155,112
United States Treasury Note/Bond	7.625%	2/15/25	21,000	26,946
United States Treasury Note/Bond	2.750%	2/28/25	76,000	77,710
United States Treasury Note/Bond	2.625%	3/31/25	72,500	73,622
United States Treasury Note/Bond	2.875%	4/30/25	71,000	73,086
United States Treasury Note/Bond	2.125%	5/15/25	143,800	141,913
United States Treasury Note/Bond	2.875%	5/31/25	87,000	89,542
United States Treasury Note/Bond	2.750%	6/30/25	77,000	78,709
1 United States Treasury Note/Bond	2.875%	7/31/25	100,000	102,953
United States Treasury Note/Bond	2.000%	8/15/25	134,250	131,356
United States Treasury Note/Bond	6.875%	8/15/25	5,000	6,303
United States Treasury Note/Bond	2.750%	8/31/25	86,000	87,908
United States Treasury Note/Bond	3.000%	9/30/25	57,000	59,111
United States Treasury Note/Bond	3.000%	10/31/25	79,000	81,938
United States Treasury Note/Bond	2.250%	11/15/25	93,500	92,755
United States Treasury Note/Bond	2.875%	11/30/25	73,000	75,178
United States Treasury Note/Bond	2.625%	12/31/25	54,000	54,793
United States Treasury Note/Bond	2.625%	1/31/26	50,000	50,734
United States Treasury Note/Bond	1.625%	2/15/26	102,384	97,473
United States Treasury Note/Bond	6.000%	2/15/26	17,000	20,809
United States Treasury Note/Bond	1.625%	5/15/26	97,500	92,609
United States Treasury Note/Bond	1.500%	8/15/26	90,000	84,515
United States Treasury Note/Bond	6.750%	8/15/26	11,000	14,162
United States Treasury Note/Bond	2.000%	11/15/26	80,000	77,675
United States Treasury Note/Bond	6.500%	11/15/26	5,000	6,393
United States Treasury Note/Bond	2.250%	2/15/27	79,000	77,963
United States Treasury Note/Bond	6.625%	2/15/27	7,000	9,065
United States Treasury Note/Bond	2.375%	5/15/27	51,000	50,745
United States Treasury Note/Bond	2.250%	8/15/27	81,100	79,833
United States Treasury Note/Bond	6.375%	8/15/27	7,000	9,043
United States Treasury Note/Bond	2.250%	11/15/27	99,000	97,329
1 United States Treasury Note/Bond	6.125%	11/15/27	37,000	47,349
United States Treasury Note/Bond	2.750%	2/15/28	94,500	96,537
United States Treasury Note/Bond	2.875%	5/15/28	92,000	94,875
United States Treasury Note/Bond	2.875%	8/15/28	102,500	105,735
United States Treasury Note/Bond	5.500%	8/15/28	20,000	24,956
United States Treasury Note/Bond	3.125%	11/15/28	140,500	147,920
United States Treasury Note/Bond	5.250%	11/15/28	19,500	24,022
United States Treasury Note/Bond	2.625%	2/15/29	60,000	60,619
United States Treasury Note/Bond	5.250%	2/15/29	10,000	12,367
				5,233,066
Agency Bonds and Notes (4.1%)
2 AID-Israel	5.500%	9/18/23	14,500	16,359
2 AID-Israel	5.500%	4/26/24	4,700	5,366
2 AID-Israel	0.000%	5/1/24	13,215	11,421
2 AID-Israel	0.000%	11/1/24	75,000	64,826
2 AID-Israel	0.000%	8/15/25	15,929	13,399
2 AID-Tunisia	1.416%	8/5/21	12,400	12,092
Private Export Funding Corp.	2.300%	9/15/20	13,600	13,585
Private Export Funding Corp.	4.300%	12/15/21	4,150	4,353
Private Export Funding Corp.	3.550%	1/15/24	18,500	19,332
Private Export Funding Corp.	2.450%	7/15/24	6,085	6,050

	Private Export Funding Corp.	3.250%	6/15/25	18,600	19,205
	Resolution Funding Corp.	0.000%	4/15/26	15,950	13,263
	Resolution Funding Corp. Interest Strip	0.000%	1/15/27	15,818	12,811
	Resolution Funding Corp. Interest Strip	0.000%	4/15/27	16,673	13,379
	Resolution Funding Corp. Interest Strip	0.000%	7/15/27	8,704	6,925
	Resolution Funding Corp. Interest Strip	0.000%	10/15/27	8,704	6,871
					239,237
Nonconventional Mortgage-Backed Securities (0.4%)
3,4,5Fannie Mae REMICS, 1M USD LIBOR +
	0.350%	2.827%	2/25/46	8,710	8,671
3,4,5Fannie Mae REMICS, 1M USD LIBOR +
	0.450%	2.927%	2/25/46	5,939	5,973
3,4,5Freddie Mac REMICS, 1M USD LIBOR +
	0.400%	2.873%	5/15/46	5,769	5,791
3,4,5Freddie Mac REMICS, 1M USD LIBOR +
	0.450%	2.923%	10/15/46	5,718	5,732
					26,167
Total U.S. Government and Agency Obligations (Cost $5,418,835)					5,498,470
Asset-Backed/Commercial Mortgage-Backed Securities (5.4%)
3	Small Business Administration Participation
	Certs 2017-20	2.850%	10/1/37	22,803	22,687
3	Small Business Administration Participation
	Certs 2017-20	2.780%	12/1/37	26,295	26,058
3	Small Business Administration Participation
	Certs 2017-20	3.310%	4/1/38	36,810	37,549
3	Small Business Administration Participation
	Certs 2017-20	3.600%	6/1/38	18,650	19,335
3	Small Business Administration Participation
	Certs 2017-20	3.370%	1/1/39	12,200	12,509
3	Small Business Administration Participation
	Certs 2018-20	2.920%	1/1/38	15,841	15,811
3	Small Business Administration Participation
	Certs 2018-20	3.220%	2/1/38	24,604	24,965
3	Small Business Administration Participation
	Certs 2018-20C	3.200%	3/1/38	51,439	52,257
3	Small Business Administration Participation
	Certs 2018-20E	3.500%	5/1/38	10,750	11,057
3	Small Business Administration Participation
	Certs 2018-20J	3.770%	10/1/38	31,767	33,137
3	Small Business Administration Participation
	Certs 2018-20k	3.870%	11/1/38	22,000	23,167
3	Small Business Administration Participation
	Certs 2018-20L	3.540%	12/1/38	28,200	29,025
3	Small Business Administration Participation
	Certs 2019-20C	3.200%	3/1/39	11,100	11,215
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $312,130)					318,772

			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (0.6%)
Money Market Fund (0.6%)
6 Vanguard Market Liquidity Fund (Cost
$33,544)	2.545%	335,427	33,546

Total Investments (99.1%) (Cost $5,764,509)			5,850,788
Other Assets and Liabilities-Net (0.9%)			54,494
Net Assets (100%)			5,905,282
1 Securities with a value of $1,812,000 have been segregated as initial margin for open futures contracts.
2 U.S. government-guaranteed.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Adjustable-rate security, rate shown is effective rate at period end. Certain adjustable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
LIBOR—London Interbank Offered Rate.
REMICS—Real Estate Mortgage Investment Conduits.

Intermediate-Term Treasury Fund

Derivative Financial Instruments Outstanding as of Period End

Options Written

				Notional	Market
	Expiration		Exercise	Amount	Value
	Date	Contracts	Price	($000)	($000)

Exchange-Traded Options

Call Options
10-Year U.S. Treasury Note
Futures Contracts	5/24/19	82	$123.50	10,127	(43)
10-Year U.S. Treasury Note
Futures Contracts	5/24/19	41	124.00	5,084	(12)
10-Year U.S. Treasury Note
Futures Contracts	5/24/19	82	124.50	10,209	(13)

					(68)

Put Options
10-Year U.S. Treasury Note
Futures Contracts	5/24/19	82	$122.50	10,045	(8)
10-Year U.S. Treasury Note
Futures Contracts	5/24/19	82	123.50	10,127	(29)
10-Year U.S. Treasury Note
Futures Contracts	5/24/19	41	124.00	5,084	(26)

					(63)

Total Options Written (Premiums Received
$196)					(131)

Intermediate-Term Treasury Fund

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	June 2019	2,912	336,746	807
2-Year U.S. Treasury Note	June 2019	882	187,873	79
Ultra 10-Year U.S. Treasury Note	June 2019	244	32,155	(4)
				882
Short Futures Contracts
10-Year U.S. Treasury Note	June 2019	(1,901)	(235,100)	(251)
Ultra Long U.S. Treasury Bond	June 2019	(153)	(25,135)	427
				176
				1,058

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-
adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market
Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures and Options: The fund uses futures contracts and options on futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. The primary risk associated with purchasing options is that interest rates move such that the option is out-of-the-money (the exercise price of the option exceeds the value of the underlying investment), the position is worthless at expiration, and the fund loses the premium paid. The primary risk

Intermediate-Term Treasury Fund

associated with selling options is that interest rates move such that the option is in-the-money (the exercise price of the option exceeds the value of the underlying investment), the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving futures and exchange-traded options is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures and options on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of
Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Options on futures contracts are also valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

C. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics
(face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-
backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

Intermediate-Term Treasury Fund

D. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities
Purchased.

E. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

The following table summarizes the market value of the fund's investments as of April 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	5,498,470	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	318,772	—
Temporary Cash Investments	33,546	—	—
Options Written	(131)	—	—
Futures Contracts—Assets[1]	988	—	—
Futures Contracts—Liabilities[1]	(954)	—	—
Total	33,449	5,817,242	—
1 Represents variation margin on the last day of the reporting period.

Intermediate-Term Treasury Fund